Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net Profit	$ 11,501	$ 11,853
Adjustments for:
Income tax expenses/(credit)	(118)	88
Depreciation	1,111	939
Finance costs	149	72
Interest income	(80)	(65)
Operating profit before working capital changes	12,563	12,887
Changes in assets and liabilities, net of effects of acquisitions:
Inventories	(106)	(37)
Trade receivables	(95)	913
Prepayments and other current assets	(5)
Accruals and other payables	425	(27)
Cash generated from operations	12,782	13,736
Income tax paid	(146)	(158)
Cash generated from operating activities	12,636	13,578
Investing activities
Interest received	80	65
Payments for acquisition of property, plant and equipment	(1,763)	(2)
Cash generated from (used in) investing activities	(1,683)	63
Financing activities
Proceeds from bank borrowings	141
Interest paid	(136)	(61)
Amounts due to related parties	609	474
Lease payments	(29)	(29)
Cash generated from financing activities	585	384
Increase in cash and cash equivalents	11,538	14,025
Cash and cash equivalents at the beginning of the year	23,174	10,793
Effect of exchange rate changes	(546)	(1,644)
Cash and cash equivalents at the end of the year	$ 34,166	$ 23,174